Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, William Zartler, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2022, 2023, and 2024.

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	EBITDA (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)(3)
2024	$3,820,166	$16,939,754	$1,487,819	$5,484,213	$262	$198	$28,918,000	$95,949,000
2023	$2,492,800	$2,947,691	$1,237,995	$1,458,487	$69	$166	$38,775,000	$86,087,000
2022	$2,781,816	$4,217,964	$1,191,561	$1,801,910	$82	$177	$33,512,000	$72,237,000

(1)
The PEO reflected in columns (b) and (c) represents William A. Zartler. The non-PEO NEOs reflected in columns (d) and (e) for each of 2022, 2023, and 2024 are Kyle S. Ramachandran, Kelly L. Price, Christopher M. Powell, and Cynthia M. Durrett.

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2024
Adjustments	PEO (Zartler)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(2,978,466)	$(843,869)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$10,072,885	$2,853,882
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$4,538,052	$1,508,786
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$1,487,117	$477,595
Total Adjustments	$13,119,588	$3,996,395
Summary Compensation Table Total	$3,820,166	$1,487,819
Compensation Actually Paid	$16,939,754	$5,484,213

(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Oilfield Service Index. For additional information, see Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company's Annual Report on Form 10-K for the year ended December 31, 2024.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
The PEO reflected in columns (b) and (c) represents William A. Zartler. The non-PEO NEOs reflected in columns (d) and (e) for each of 2022, 2023, and 2024 are Kyle S. Ramachandran, Kelly L. Price, Christopher M. Powell, and Cynthia M. Durrett.

Peer Group Issuers, Footnote
(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Oilfield Service Index. For additional information, see Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company's Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 3,820,166	$ 2,492,800	$ 2,781,816
PEO Actually Paid Compensation Amount	$ 16,939,754	2,947,691	4,217,964
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2024
Adjustments	PEO (Zartler)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(2,978,466)	$(843,869)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$10,072,885	$2,853,882
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$4,538,052	$1,508,786
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$1,487,117	$477,595
Total Adjustments	$13,119,588	$3,996,395
Summary Compensation Table Total	$3,820,166	$1,487,819
Compensation Actually Paid	$16,939,754	$5,484,213

Non-PEO NEO Average Total Compensation Amount	$ 1,487,819	1,237,995	1,191,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,484,213	1,458,487	1,801,910
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. Note that, due to rounding, the sum of the adjustments and the compensation actually paid totals may not precisely equal the amounts disclosed in the table.

	2024
Adjustments	PEO (Zartler)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(2,978,466)	$(843,869)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$10,072,885	$2,853,882
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$4,538,052	$1,508,786
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$1,487,117	$477,595
Total Adjustments	$13,119,588	$3,996,395
Summary Compensation Table Total	$3,820,166	$1,487,819
Compensation Actually Paid	$16,939,754	$5,484,213

Compensation Actually Paid vs. Total Shareholder Return
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEO also drove the increase in the Company’s Total Shareholder Return (TSR) in 2024 versus 2023 and 2022. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEO and non-PEO’s is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Net Income
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEO also drove the increase in the Company’s Total Shareholder Return (TSR) in 2024 versus 2023 and 2022. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEO and non-PEO’s is largely driven by cash generation of the business as measured by EBITDA. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Company Selected Measure
Other than EBITDA, we did not include any other “Company-Selected Measure” (as described in Item 402(v)) in the Pay Versus Performance table because the most important financial measure used by us to link compensation actually paid to our NEOs to company performance, other than EBITDA, is TSR, which is already required to be disclosed in the table.

Tabular List, Table
Tabular List
The following list represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to company performance, which was only TSR for fiscal year 2024.
TSR and EBITDA

Total Shareholder Return Amount	$ 262	69	82
Peer Group Total Shareholder Return Amount	$ 198	$ 166	$ 177
Company Selected Measure Amount	95,949,000	86,087,000	72,237,000
PEO Name	William A. Zartler	William A. Zartler	William A. Zartler
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 28,918,000	$ 38,775,000	$ 33,512,000
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,119,588
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,978,466)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,072,885
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,538,052
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,487,117
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,996,395
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(843,869)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,853,882
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,786
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 477,595